March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock ESG Capital Allocation Term Trust (ECAT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
March 31, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Cayman Islands(a)(b) — 0.7%
Apidos CLO XXXVI, Series 2021-36A, Class B, (3- mo. CME Term SOFR + 1.86%), 6.15%, 07/20/34	USD	250	$ 249,810
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3-mo. CME Term SOFR + 3.51%), 7.81%, 07/15/31		250	249,047
BlueMountain CLO Ltd., Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.44%), 5.73%, 10/22/30		25	24,797
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 7.81%, 10/15/34		250	249,516
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 11.31%, 10/15/34		250	250,561
CIFC Funding Ltd., Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 3.81%), 8.12%, 07/16/30		500	500,254
Elmwood CLO I Ltd, Series 19-1A, Class 1RR, (3-mo. CME Term SOFR + 1.52%), 5.81%, 04/20/37		250	250,375
Elmwood CLO VII Ltd., Series 2020-4A, Class SUB, 0.00%, 10/17/37		1,000	594,295
Golub Capital Partners CLO Ltd., Series 2021-55A, Class E, (3-mo. CME Term SOFR + 6.82%), 11.11%, 07/20/34		250	248,027
Madison Park Funding XXXVIII Ltd., Series 2021- 38A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.21%, 07/17/34		500	499,537
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. CME Term SOFR + 3.91%), 8.20%, 01/22/35		250	249,691
Myers Park CLO Ltd., Series 2018-1A, Class E, (3- mo. CME Term SOFR + 5.76%), 10.05%, 10/20/30		250	249,310
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 5.59%, 01/28/30		80	80,144
Neuberger Berman Loan Advisers CLO Ltd., Series 2021-46A, Class BR, (3-mo. CME Term SOFR + 1.50%), 5.80%, 01/20/37		250	248,275
Octagon 54 Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 7.61%, 07/15/34		1,500	1,495,789
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.63%, 05/23/31		302	302,130
Palmer Square CLO Ltd., Series 2020-3ARR, Class A2R2, (3-mo. CME Term SOFR + 2.30%), 6.62%, 11/15/36		500	502,637
Palmer Square Loan Funding Ltd., Series 2021-4A, Class E, (3-mo. CME Term SOFR + 7.77%), 12.07%, 10/15/29		500	502,512
Park Avenue Institutional Advisers CLO Ltd., Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.66%), 7.96%, 07/15/34		1,650	1,647,854
Rad CLO Ltd., Series 2021-15A, Class E, (3-mo. CME Term SOFR + 6.46%), 10.75%, 01/20/34		250	242,408
Regatta XXIV Funding Ltd., Series 2021-5A, Class D1R, (3-mo. CME Term SOFR + 2.80%), 7.12%, 01/20/38		250	247,650
RR 28 Ltd., Series 2024-28R, Class A1R, (3-mo. CME Term SOFR + 1.55%), 5.85%, 04/15/37		500	501,002
RRX Ltd., Series 2022-7A, Class D, (3-mo. CME Term SOFR + 6.85%), 11.15%, 07/15/35		250	249,625
Security		Par (000)	Value
Cayman Islands (continued)
Stratus CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 12/29/29	USD	1,250	$ 1,300
Trestles CLO V Ltd., Series 2021-5A, Class E, (3-mo. CME Term SOFR + 6.61%), 10.90%, 10/20/34		1,000	989,262
Trimaran CAVU Ltd., Series 2021-2A, Class D1, (3- mo. CME Term SOFR + 3.51%), 7.81%, 10/25/34		550	549,324
Voya CLO Ltd., Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.21%, 10/17/32		250	249,691
			11,424,823
Ireland(a)(c) — 0.6%
AB Carval Euro CLO II-C DAC, Series 2X, Class D, (3-mo. EURIBOR + 3.75%), 6.31%, 02/15/37	EUR	270	291,951
Arbour CLO VI DAC, Series 6X, Class DR, (3-mo. EURIBOR + 3.20%), 5.76%, 11/15/37		300	323,517
Arcano Euro CLO I DAC, Series 1X, Class D, 04/25/39(d)		350	378,455
Arini European CLO IV DAC, Series 4X, Class D, (3-mo. EURIBOR + 3.50%), 6.27%, 01/15/38		430	466,107
Arini European CLO V DAC, Series 5X, Class D, (3- mo. EURIBOR + 2.80%), 0.00%, 01/15/39		230	248,699
Aurium CLO XIII DAC, Series 13X, Class D, (3-mo. EURIBOR + 2.80%), 5.17%, 04/15/38(e)		160	170,027
Avoca CLO XVIII DAC, Series 18X, Class DR, (3-mo. EURIBOR + 3.05%), 5.71%, 01/15/38		170	183,498
Avoca Static CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 2.90%), 5.74%, 01/15/35		150	161,094
Capital Four CLO VIII DAC, Series 8X, Class D, (3- mo. EURIBOR + 3.25%), 6.31%, 10/25/37		350	378,746
Contego CLO V DAC, Series 5X, Class DR, (3-mo. EURIBOR + 3.10%), 0.00%, 10/15/37		230	248,196
Contego CLO VII DAC, Series 7X, Class DR, (3-mo. EURIBOR + 3.45%), 6.13%, 01/23/38		290	313,349
Contego CLO XI DAC, Series 11X, Class DR, (3-mo. EURIBOR + 3.20%), 5.94%, 11/20/38		220	237,335
CVC Cordatus Opportunity Loan Fund-R DAC, Series 1X, Class DR, (3-mo. EURIBOR + 2.80%), 5.21%, 08/15/33(e)		700	756,910
Fidelity Grand Harbour CLO DAC, Series 2023-1X, Class DR, (3-mo. EURIBOR + 2.70%), 5.26%, 02/15/38		300	318,272
Harvest CLO XXXII DAC, Series 2032X, Class D, (3-mo. EURIBOR + 3.60%), 6.27%, 07/25/37		230	249,437
Henley CLO XI DAC, Series 11X, Class D, (3-mo. EURIBOR + 2.60%), 4.96%, 04/25/39(e)		330	348,443
Henley CLO XII DAC, Series 12X, Class D, (3-mo. EURIBOR + 3.10%), 5.88%, 01/15/38		220	236,766
Jubilee CLO DAC, Series 2024-29X, Class D, (3-mo. EURIBOR + 3.20%), 6.21%, 01/15/39		370	399,840
Palmer Square European Loan Funding DAC
Series 2024-2X, Class D, (3-mo. EURIBOR + 3.15%), 5.71%, 05/15/34		270	291,980
Series 2024-3X, Class D, (3-mo. EURIBOR + 3.05%), 5.74%, 05/15/34		220	237,290
Penta CLO DAC, Series 2024-17X, Class D, (3-mo. EURIBOR + 3.25%), 5.81%, 08/15/38		253	273,324
Providus CLO II DAC, Series 2X, Class DRR, (3-mo. EURIBOR + 3.20%), 5.99%, 10/15/38		238	256,552
Rockford Tower Europe CLO, Series 2025-1X, Class D, 10/25/27(d)		290	312,401
Sona Fios CLO III DAC, Series 3X, Class D, (3-mo. EURIBOR + 3.25%), 6.41%, 04/20/37		470	505,234

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ireland (continued)
Texas Debt Capital Euro CLO DAC, Series 2025-1X, Class D, 04/16/39(d)	EUR	350	$ 378,455
Tikehau CLO XII DAC, Series 2012X, Class D, (3-mo. EURIBOR + 3.25%), 6.62%, 10/20/38		380	410,202
Victory Street CLO I DAC, Series 1X, Class D, (3-mo. EURIBOR + 3.45%), 6.23%, 01/15/38		320	346,578
			8,722,658
United Kingdom — 0.0%
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(c)	GBP	313	419,965
United States(b) — 2.2%
FirstKey Homes Trust, Series 2022-SFR1, Class E1, 5.00%, 05/19/39	USD	3,000	2,960,580
Home Partners of America Trust
Series 2021-2, Class F, 3.80%, 12/17/26		2,400	2,298,258
Series 2021-3, Class F, 4.24%, 01/17/41		3,617	3,252,953
Mariner Finance Issuance Trust, Series 2021-BA, Class E, 4.68%, 11/20/36		470	431,717
Mill City Solar Loan Ltd.
Series 2019-1A, Class C, 5.92%, 03/20/43		1,063	870,646
Series 2019-1A, Class D, 7.14%, 03/20/43		1,637	1,170,889
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44		291	255,122
New Residential Mortgage Loan Trust, Series 2022- SFR1, Class F, 4.44%, 02/17/39		3,000	2,866,026
Progress Residential Trust
Series 2021-SFR10, Class F, 4.61%, 12/17/40		2,631	2,492,867
Series 2021-SFR11, Class G, 4.69%, 01/17/39		3,000	2,846,932
Series 2021-SFR9, Class F, 4.05%, 11/17/40		2,400	2,286,590
Series 2022-SFR1, Class F, 4.88%, 02/17/41		2,000	1,915,542
Series 2022-SFR1, Class G, 5.52%, 02/17/41		2,000	1,945,841
Series 2022-SFR3, Class E1, 5.20%, 04/17/39		2,700	2,650,981
Republic Finance Issuance Trust, Series 2021-A, Class D, 5.23%, 12/22/31		800	768,947
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.70%, 11/25/31(a)		3,500	3,244,255
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38		1,375	1,326,567
Series 2021-SFR1, Class G, 4.13%, 07/17/38		887	858,984
Series 2022-SFR1, Class E2, 5.74%, 04/17/39		1,200	1,189,217
			35,632,914
Total Asset-Backed Securities — 3.5% (Cost: $59,827,754)			56,200,360

	Shares
Common Stocks
Canada — 0.6%
Cameco Corp.	193,709	7,973,062
Enbridge, Inc.	22,000	973,684
Lionsgate Studios Corp.(f)	44,651	333,543
		9,280,289
China — 1.2%
Baidu, Inc., ADR(f)	1,243	114,393
Security	Shares	Value
China (continued)
BYD Co. Ltd., Class H	303,500	$ 15,368,183
Contemporary Amperex Technology Co. Ltd., Class A	128,000	4,471,643
		19,954,219
Denmark — 0.9%
DSV A/S	45,941	8,884,119
Novo Nordisk A/S, Class B	87,648	5,993,221
		14,877,340
France — 3.6%
Accor SA	95,630	4,361,229
Arkema SA	23,984	1,836,481
Cie de Saint-Gobain SA	237,343	23,643,338
EssilorLuxottica SA	18,751	5,403,447
Hermes International SCA	5,458	14,360,642
LVMH Moet Hennessy Louis Vuitton SE	10,403	6,442,350
TotalEnergies SE, ADR	44,000	2,846,360
		58,893,847
Germany — 0.1%
Commerzbank AG	49,176	1,125,391
Italy — 1.5%
Intesa Sanpaolo SpA	2,211,595	11,397,819
Prysmian SpA	13,683	753,208
UniCredit SpA	204,570	11,482,940
		23,633,967
Netherlands — 1.2%
ASML Holding NV	28,887	19,116,640
Norway — 0.0%
Equinor ASA, ADR	24,000	634,800
Spain — 0.5%
CaixaBank SA	147,132	1,146,119
Cellnex Telecom SA(b)	181,267	6,443,812
		7,589,931
Sweden — 0.0%
Volta Trucks, Series C, (Acquired 02/22/22, Cost: $293,944)(e)(f)(g)	2,492	—
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	119,460	19,830,360
United Kingdom — 2.9%
AstraZeneca PLC	4,000	587,379
Compass Group PLC	340,733	11,270,177
National Grid PLC	1,110,134	14,480,824
RELX PLC	405,679	20,377,508
Teya Services Ltd., Series C, (Acquired 11/16/21, Cost: $1,099,370)(e)(f)(g)	566	157,755
		46,873,643
United States — 47.2%
Adobe, Inc.(f)	39,887	15,297,861
Air Products and Chemicals, Inc.	12,016	3,543,759
Alaska Air Group, Inc.(f)	5,130	252,499
Alphabet, Inc., Class C	181,794	28,401,677
Amazon.com, Inc.(f)	90,555	17,228,994
Apollo Global Management, Inc.	41,457	5,677,122
Apple, Inc.	85,495	18,991,004
Autodesk, Inc.(f)	17,469	4,573,384
Bank of America Corp.	295,190	12,318,279
Boston Scientific Corp.(f)	286,215	28,873,369
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Broadcom, Inc.	48,307	$ 8,088,041
Cadence Design Systems, Inc.(f)	28,886	7,346,576
Capital One Financial Corp.	56,666	10,160,214
Carrier Global Corp.	3,423	217,018
Cheniere Energy, Inc.	1,540	356,356
Citigroup, Inc.	161,274	11,448,841
Confluent, Inc., Class A(f)	235,741	5,525,769
Coreweave, Inc., Class A, Class A(f)	4,562	169,159
Coreweave, Inc.(f)	897	665,215
Costco Wholesale Corp.	19,487	18,430,415
CRH PLC	168,073	14,785,382
CyberArk Software Ltd.(f)	12,703	4,293,614
D.R. Horton, Inc.	2,802	356,218
Deckers Outdoor Corp.(f)	939	104,990
Dell Technologies, Inc., Class C	1,790	163,159
Delta Air Lines, Inc.	95,240	4,152,464
DF Residential III LP(e)(f)	1,695,815	1,729,732
Discover Financial Services	3,494	596,426
Eaton Corp. PLC	9,940	2,701,990
Eli Lilly & Co.	31,529	26,040,116
Freeport-McMoRan, Inc.	15,792	597,885
Freewire Equity(e)(f)	63	—
HNG Hospitality Offshore LP, (Acquired 02/16/24, Cost: $2,660,000)(e)(f)(g)	2,660,000	2,340,800
Home Depot, Inc.	36,221	13,274,634
Ingersoll Rand, Inc.	44,104	3,529,643
Intuit, Inc.	27,876	17,115,585
Intuitive Surgical, Inc.(f)	50,671	25,095,826
Johnson Controls International PLC	85,080	6,815,759
JPMorgan Chase & Co.	54,297	13,319,054
Lam Research Corp.	4,349	316,172
Landsea Homes Corp.(f)	99,111	636,293
Linde PLC	17,099	7,961,978
Lions Gate Entertainment Corp., Class A(f)	17,665	156,335
Lions Gate Entertainment Corp., Class B(f)	2,821	22,342
Live Nation Entertainment, Inc.(f)	39,246	5,124,743
Lumen Technologies, Inc.(f)	37,436	146,749
Marsh & McLennan Cos., Inc.	159,321	38,879,104
Marvell Technology, Inc.	15,475	952,796
Mastercard, Inc., Class A	71,763	39,334,736
McKesson Corp.	23,828	16,036,006
Medtronic PLC	69,089	6,208,338
Merck & Co., Inc.	118,413	10,628,751
Meta Platforms, Inc., Class A	29,487	16,995,127
Micron Technology, Inc.	98,377	8,547,978
Microsoft Corp.(h)	124,665	46,797,994
Netflix, Inc.(f)	3,822	3,564,130
NextEra Energy, Inc.	277,210	19,651,417
NRG Energy, Inc.	5,008	478,064
NVIDIA Corp.	337,509	36,579,226
Oracle Corp.	82,142	11,484,273
Palo Alto Networks, Inc.(f)	7,969	1,359,830
Progressive Corp.	59,598	16,866,830
SailPoint, Inc.(f)	59,381	1,113,394
Salesforce, Inc.	64,298	17,255,011
Sanofi SA	50,428	5,583,480
Schneider Electric SE	63,427	14,641,822
Screaming Eagle Acquisition Crop., (Acquired 05/14/24, Cost: $1,168,975)(f)(g)	115,000	859,050
ServiceTitan, Inc.(f)(i)	11,526	1,096,238
Sonder Holdings, Inc., Class A(f)	15,727	31,454
Source Global PBC(e)	4,242	339
Security	Shares	Value
United States (continued)
Stryker Corp.	31,477	$ 11,717,313
Tesla, Inc.(f)	16,706	4,329,527
TJX Cos., Inc.	40,365	4,916,457
Toll Brothers, Inc.	26,374	2,784,831
Trane Technologies PLC	37,299	12,566,779
TransDigm Group, Inc.	2,818	3,898,111
Uber Technologies, Inc.(f)	13,219	963,136
Union Pacific Corp.	61,624	14,558,054
United Airlines Holdings, Inc.(f)	1,563	107,925
UnitedHealth Group, Inc.	36,351	19,038,836
Walmart, Inc.	183,705	16,127,462
Walt Disney Co.	86,123	8,500,340
		763,397,600
Total Common Stocks — 60.9% (Cost: $783,163,937)		985,208,027

		Par (000)
Corporate Bonds
Australia(e) — 0.5%
Oceana Australian Fixed Income Trust, A Note Upsize
12.00%, 07/31/25	AUD	1,682	1,056,253
12.50%, 07/31/26		2,524	1,622,543
12.50%, 07/31/27		4,206	2,756,371
10.50%, 07/21/28		3,541	2,232,065
			7,667,232
Belgium — 0.1%
Anheuser-Busch InBev SA/NV, 4.00%, 09/24/25(c)	GBP	100	128,632
Ontex Group NV, 04/15/30(c)(d)	EUR	100	108,997
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	600	582,000
			819,629
Canada — 0.1%
Bombardier, Inc., 8.75%, 11/15/30(b)		200	210,860
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(b)		200	174,815
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 4.00%, 10/15/30(b)		400	362,006
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29(b)		200	200,371
Mattamy Group Corp., 5.25%, 12/15/27(b)		703	682,945
NOVA Chemicals Corp., 4.25%, 05/15/29(b)		300	286,697
Rogers Communications, Inc., (5-year CMT + 2.65%), 7.00%, 04/15/55(a)		100	100,387
			2,018,081
Denmark — 0.0%
SGL Group ApS, (3-mo. EURIBOR + 4.25%), 6.78%, 02/24/31(a)(c)	EUR	148	160,064
Finland — 0.0%
Citycon Treasury BV, 5.00%, 03/11/30(c)		100	108,456
France — 0.5%
Afflelou SAS, 6.00%, 07/25/29(c)		299	333,735
Atos SE(c)(j)
5.20%, 12/18/30		290	255,560
1.04%, 12/18/32		250	102,653
9.36%, 12/18/29		283	327,706

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
France (continued)
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 6.49%, 07/18/30(a)(c)	EUR	337	$ 365,324
BNP Paribas SA(c)
3.38%, 01/23/26	GBP	100	127,705
1.88%, 12/14/27		100	118,945
Elior Group SA, 5.63%, 03/15/30(c)	EUR	111	119,424
ELO SACA, 2.88%, 01/29/26(c)		100	105,708
Eutelsat SA(c)
2.25%, 07/13/27		100	97,587
1.50%, 10/13/28		200	169,055
Forvia SE, 5.50%, 06/15/31(c)		560	584,519
Goldstory SAS, 6.75%, 02/01/30(c)		780	868,716
Iliad Holding SASU, 7.00%, 04/15/32(b)	USD	600	600,793
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.95%, 07/01/29(a)(c)	EUR	312	336,522
Loxam SAS, 6.38%, 05/31/29(c)		662	746,243
Lune Holdings SARL, 5.63%, 11/15/28(c)		315	253,754
Paprec Holding SA, 7.25%, 11/17/29(c)		352	399,508
Picard Groupe SAS, 6.38%, 07/01/29(c)		177	196,894
RCI Banque SA(a)(c)
(5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37		200	215,908
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		600	675,122
Tereos Finance Groupe I SA, 5.75%, 04/30/31(c)		103	112,014
TotalEnergies Capital International SA, 1.66%, 07/22/26(c)	GBP	100	124,351
Worldline SA/France, 0.00%, 07/30/26(c)(k)	EUR	534	562,091
			7,799,837
Germany — 0.6%
Adler Pelzer Holding GmbH, 9.50%, 04/01/27(b)		177	183,394
ADLER Real Estate GmbH, 3.00%, 04/27/26(c)		400	422,788
alstria office REIT-AG, 5.50%, 03/20/31(c)		100	105,167
APCOA Group GmbH, (3-mo. EURIBOR + 4.13%), 6.91%, 04/15/31(a)(c)		315	343,147
Aroundtown Finance SARL(a)(l)
(5-year EURIBOR ICE Swap + 4.51%), 7.13%		274	296,067
(5-year UK Government Bond + 4.49%), 8.63%	GBP	420	535,617
Commerzbank AG(a)(c)(l)
(5-year EUR Swap + 4.39%), 4.25%	EUR	200	207,610
(5-year EURIBOR ICE Swap + 5.13%), 7.88%		200	235,130
Deutsche Bank AG(a)(c)(l)
(5-year EURIBOR ICE Swap + 4.55%), 4.50%		200	207,346
(5-year EURIBOR ICE Swap + 4.75%), 4.63%		800	814,098
Deutsche Lufthansa AG, (5-year EURIBOR ICE Swap + 2.86%), 5.25%, 01/15/55(a)(c)		500	538,622
Dynamo Newco II GmbH, 6.25%, 10/15/31(c)		121	132,473
Envalior Deutschland GmbH, (6-mo. EURIBOR at 0.00% Floor + 9.50%, 13.41% PIK), 11.88%, 04/01/31(a)(e)(m)		3,196	3,222,607
Fressnapf Holding SE, 5.25%, 10/31/31(c)		238	257,028
Gruenenthal GmbH, 4.63%, 11/15/31(c)		170	177,629
IHO Verwaltungs GmbH, Series MAR, (7.00% PIK), 7.00%, 11/15/31(c)(m)		250	277,047
Mahle GmbH, 6.50%, 05/02/31(c)		499	532,581
PCF GmbH(c)
4.75%, 04/15/29		201	185,589
(3-mo. EURIBOR + 4.75%), 7.54%, 04/15/29(a)		231	212,539
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 6.54%, 07/01/29(a)(c)		242	262,477
Security		Par (000)	Value
Germany (continued)
Schaeffler AG(c)(d)
04/01/28	EUR	100	$ 107,860
04/01/31		100	107,555
TAG Immobilien AG, 0.63%, 03/11/31(c)		100	107,269
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(c)(m)		414	366,272
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	300	294,378
TUI Cruises GmbH, 5.00%, 05/15/30(c)	EUR	108	117,364
			10,249,654
Greece(a)(c) — 0.0%
Eurobank SA, (1-year EURIBOR ICE Swap + 1.70%), 4.00%, 02/07/36		325	339,138
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35		346	394,713
			733,851
Ireland(c) — 0.1%
AIB Group PLC, (5-year EURIBOR ICE Swap + 3.71%), 6.00%(a)(l)		300	316,280
Bank of Ireland Group PLC, (5-year EUR Swap + 6.43%), 6.00%(a)(l)		293	318,804
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32	GBP	867	1,090,411
			1,725,495
Italy(c) — 0.4%
A2A SpA, (5-year EURIBOR ICE Swap + 2.26%), 5.00%(a)(l)	EUR	200	219,473
Bubbles Bidco SpA
6.50%, 09/30/31		241	260,601
(3-mo. EURIBOR + 4.25%), 6.61%, 09/30/31(a)		235	254,024
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 6.91%, 07/15/31(a)		305	331,709
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28		456	520,192
Eni SpA, (5-year EUR Swap + 2.40%), 4.88%(a)(l)		225	238,536
Fiber Bidco SpA, 6.13%, 06/15/31		510	537,999
Fiber Midco SpA, (10.75% PIK), 10.75%, 06/15/29(m)		197	209,821
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27		263	284,410
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 6.54%, 04/15/29(a)		411	444,254
Intesa Sanpaolo SpA
8.51%, 09/20/32	GBP	200	290,768
(5-year EUR Swap + 5.85%), 5.50%(a)(l)	EUR	250	270,999
Irca SpA, (3-mo. EURIBOR + 3.75%), 6.25%, 12/15/29(a)		199	215,179
Itelyum Regeneration SpA, 04/15/30(d)		100	107,319
Nexi SpA, 0.00%, 02/24/28(k)		400	390,493
Pachelbel Bidco SpA
7.13%, 05/17/31		137	156,904
(3-mo. EURIBOR + 4.25%), 6.87%, 05/17/31(a)		125	136,079
Rossini SARL
6.75%, 12/31/29		149	168,182
(3-mo. EURIBOR + 3.88%), 6.23%, 12/31/29(a)		212	230,382
TeamSystem SpA, (3-mo. EURIBOR + 3.50%), 6.29%, 07/31/31(a)		222	240,349
Unipol Assicurazioni SpA, 4.90%, 05/23/34		100	111,001
			5,618,674
Japan — 0.2%
Mizuho Financial Group, Inc., (1-year CMT + 1.25%), 3.26%, 05/22/30(a)	USD	2,040	1,921,055
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Japan (continued)
SoftBank Group Corp.(c)
5.38%, 01/08/29	EUR	539	$ 594,283
3.38%, 07/06/29		100	102,737
5.75%, 07/08/32		682	752,195
			3,370,270
Jersey — 0.0%
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(c)	GBP	396	476,135
Luxembourg — 0.2%
Adler Financing SARL(m)
Series 1.5L, (10.00% PIK), 10.00%, 12/31/29	EUR	168	187,054
Series 1L, (8.25% PIK), 8.25%, 12/31/28		431	477,283
INEOS Finance PLC(c)
6.38%, 04/15/29		393	435,043
5.63%, 08/15/30		103	111,141
ION Trading Technologies SARL(b)
5.75%, 05/15/28	USD	400	372,188
9.50%, 05/30/29		247	247,935
Kleopatra Finco SARL, 4.25%, 03/01/26(c)	EUR	416	416,084
Summer BC Holdco B SARL(c)
5.88%, 02/15/30		101	107,421
(3-mo. EURIBOR + 4.25%), 6.79%, 02/15/30(a)		131	141,817
Vivion Investments SARL, (6.50% PIK), 6.50%, 08/31/28(c)(m)		538	571,492
			3,067,458
Netherlands — 0.2%
Boels Topholding BV, 5.75%, 05/15/30(c)		335	370,429
Cooperatieve Rabobank UA, (1-year UK Government Bond + 1.05%), 1.88%, 07/12/28(a)(c)	GBP	100	120,990
ING Groep NV, 3.00%, 02/18/26(c)		100	127,057
Nobian Finance BV, Class B, 3.63%, 07/15/26(c)	EUR	100	107,589
Q-Park Holding I BV, 5.13%, 02/15/30(c)		463	507,425
Sigma Holdco BV, 5.75%, 05/15/26(c)		102	109,767
Sunrise FinCo I BV, 4.88%, 07/15/31(b)	USD	780	709,305
Trivium Packaging Finance BV, 5.50%, 08/15/26(b)		754	742,323
VZ Secured Financing BV, 5.00%, 01/15/32(b)		400	347,570
Ziggo Bond Co. BV, 6.13%, 11/15/32(c)	EUR	104	106,467
			3,248,922
Portugal — 0.0%
EDP SA, (5-year EURIBOR ICE Swap + 2.40%), 4.63%, 09/16/54(a)(c)		200	217,341
Slovenia — 0.0%
United Group BV, 6.50%, 10/31/31(c)		104	113,137
South Africa — 0.0%
Sappi Papier Holding GmbH, 4.50%, 03/15/32(c)		152	162,714
Spain — 0.2%
Arena Luxembourg Finance SARL, 05/01/30(a)(c)(d)		194	209,880
Banco Bilbao Vizcaya Argentaria SA(a)(l)
(5-year CMT + 3.25%), 7.75%	USD	400	391,541
(5-year EUR Swap + 4.27%), 6.88%(c)	EUR	400	448,739
(5-year EURIBOR ICE Swap + 5.54%), 8.38%(c)		200	237,886
Banco Santander SA, (1-year UK Government Bond + 1.80%), 3.13%, 10/06/26(a)(c)	GBP	300	383,381
Bankinter SA, (5-year EURIBOR ICE Swap + 4.71%), 7.38%(a)(c)(l)	EUR	400	453,938
CaixaBank SA, (5-year EURIBOR ICE Swap + 3.94%), 6.25%(a)(c)(l)		200	215,719
Cellnex Telecom SA, Series CLNX, 2.13%, 08/11/30(c)		200	228,372
Security		Par (000)	Value
Spain (continued)
Grifols SA, 7.13%, 05/01/30(c)	EUR	230	$ 257,135
Iberdrola Finanzas SA, Series IBE, 1.50%, 03/27/30(c)		100	108,630
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(c)		190	206,463
Telefonica Emisiones SA, 5.38%, 02/02/26(c)	GBP	133	172,348
			3,314,032
Sweden(c) — 0.1%
Intrum AB(f)(n)
3.00%, 09/15/27	EUR	370	316,064
9.25%, 03/15/28		148	131,627
Stena International SA, 7.25%, 01/15/31	USD	927	926,572
Swedbank AB, (1-year UK Government Bond + 1.00%), 1.38%, 12/08/27(a)	GBP	100	121,912
Verisure Holding AB, 9.25%, 10/15/27	EUR	515	583,157
			2,079,332
Switzerland — 0.0%
Julius Baer Group Ltd., (5-year EUR Swap + 3.85%), 6.63%(a)(c)(l)		200	221,182
United Kingdom — 0.8%
Amber Finco PLC, 6.63%, 07/15/29(c)		586	658,575
Ardonagh Finco Ltd., 6.88%, 02/15/31(c)		1,052	1,160,278
Barclays PLC, 3.00%, 05/08/26(c)	GBP	100	126,533
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28(c)		606	743,551
Bellis Finco PLC, 4.00%, 02/16/27(c)		510	622,585
Bracken MidCo1 PLC, (6.75% Cash or 7.50% PIK), 6.75%, 11/01/27(c)(m)		123	156,516
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(c)	EUR	202	221,129
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(c)	GBP	100	131,758
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)	USD	200	182,346
CPUK Finance Ltd., 7.88%, 08/28/29(c)	GBP	111	145,108
Deuce Finco PLC, 5.50%, 06/15/27(b)		337	427,153
Edge Finco PLC, 8.13%, 08/15/31(c)		403	530,986
Gatwick Airport Finance PLC, 4.38%, 04/07/26(c)		245	310,940
Global Switch Finance BV, 1.38%, 10/07/30(c)	EUR	224	226,567
Heathrow Finance PLC, 6.63%, 03/01/31(c)	GBP	756	967,264
HSBC Holdings PLC, (1-day SONIA GBP 1.31%), 1.75%, 07/24/27(a)		100	123,688
INEOS Quattro Finance 2 PLC, 6.75%, 04/15/30(c)	EUR	178	192,130
Informa PLC, 3.13%, 07/05/26(c)	GBP	100	126,101
Market Bidco Finco PLC, 4.75%, 11/04/27(c)	EUR	673	705,010
Mobico Group PLC, (5-year UK Government Bond + 4.14%), 4.25%(a)(c)(l)	GBP	165	203,547
Motion Finco SARL, 7.38%, 06/15/30(c)	EUR	204	218,032
Nationwide Building Society, (5-year UK Government Bond + 5.63%), 5.75%(a)(c)(l)	GBP	200	251,106
NatWest Group PLC, (1-year GBP Swap + 1.49%), 2.88%, 09/19/26(a)(c)		100	127,707
Pinnacle Bidco PLC, 10.00%, 10/11/28(c)		181	247,099
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(c)		100	127,842
Stonegate Pub Co. Financing PLC(c)
10.75%, 07/31/29		407	542,829
(3-mo. EURIBOR + 6.63%), 9.18%, 07/31/29(a)	EUR	125	138,286
Virgin Media Secured Finance PLC, 4.25%, 01/15/30(c)	GBP	694	779,932
Vmed O2 U.K. Financing I PLC
4.50%, 07/15/31(c)		285	313,755
4.75%, 07/15/31(b)	USD	400	347,384

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United Kingdom (continued)
Vmed O2 U.K. Financing I PLC (continued)
5.63%, 04/15/32(c)	EUR	683	$ 733,727
Vodafone Group PLC, (5-year CMT + 2.77%), 4.13%, 06/04/81(a)	USD	60	53,264
Zegona Finance PLC, 6.75%, 07/15/29(c)	EUR	733	836,185
			12,678,913
United States — 9.9%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(b)	USD	1,576	1,489,374
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/30(b)		200	203,472
Adient Global Holdings Ltd., 7.50%, 02/15/33(b)		100	93,630
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(b)		431	424,594
Allegiant Travel Co., 7.25%, 08/15/27(b)		635	615,200
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
6.75%, 04/15/28		100	100,391
7.00%, 01/15/31		200	200,612
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		400	405,100
Alpha Generation LLC, 6.75%, 10/15/32(b)		100	100,065
American Airlines, Inc., 8.50%, 05/15/29(b)		300	304,559
American Axle & Manufacturing, Inc., 6.88%, 07/01/28		100	95,305
American Express Co., (1-day SOFR + 1.00%), 4.99%, 05/01/26(a)		1,870	1,870,211
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(b)		100	98,940
Amgen, Inc.
3.13%, 05/01/25		950	948,753
5.50%, 12/07/26(c)	GBP	100	130,498
2.77%, 09/01/53	USD	2,025	1,204,336
Aon North America, Inc., 5.30%, 03/01/31		3,795	3,882,823
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 2.13%, 08/15/26(c)	EUR	327	326,625
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/29(b)	USD	1,996	1,806,482
AT&T, Inc.
2.90%, 12/04/26	GBP	100	125,189
5.50%, 03/15/27(c)		50	65,312
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 01/15/30(b)	USD	100	97,535
Bank of America Corp.(a)
(1-day SOFR + 1.01%), 1.20%, 10/24/26		1,000	981,064
(1-day SOFR + 1.37%), 1.92%, 10/24/31		119	101,825
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		100	103,750
BG Energy Capital PLC, 5.13%, 12/01/25(c)	GBP	133	172,018
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(b)	USD	200	204,396
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)		100	95,400
Calpine Corp., 4.50%, 02/15/28(b)		560	542,890
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.38%, 06/01/29		1,245	1,204,667
4.50%, 06/01/33		100	85,284
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		200	175,474
Charles River Laboratories International, Inc., 4.00%, 03/15/31(b)		100	89,493
Citigroup, Inc.
1.75%, 10/23/26	GBP	100	123,140
Security		Par (000)	Value
United States (continued)
Citigroup, Inc. (continued)
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(a)	USD	1,000	$ 978,235
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 05/15/28(b)		100	101,409
Cleveland-Cliffs, Inc.(b)
7.50%, 09/15/31		200	195,265
7.38%, 05/01/33		100	95,954
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		2,160	2,099,662
9.00%, 09/30/29		45	44,883
8.25%, 06/30/32		277	281,634
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(b)		300	304,244
CommScope LLC, 9.50%, 12/15/31(b)		120	123,600
Consolidated Communications, Inc., 6.50%, 10/01/28(b)		200	192,842
Constellium SE, 5.38%, 08/15/32(c)	EUR	140	148,833
CSC Holdings LLC(b)
5.38%, 02/01/28	USD	1,294	1,103,562
7.50%, 04/01/28		1,264	893,806
Dana, Inc., 5.63%, 06/15/28		1,309	1,289,641
Dell International LLC/EMC Corp., 5.30%, 10/01/29		1,500	1,527,263
Duke Energy Florida LLC, 2.40%, 12/15/31		1,500	1,299,587
EchoStar Corp., 10.75%, 11/30/29		400	420,305
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(b)		200	212,525
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)		300	312,758
FLYR, Inc., (1-mo. CME Term SOFR at 0.50% Floor + 5.00%, 3.75% PIK), 9.35%, 05/10/27(a)(e)(m)		1,076	1,053,138
Ford Motor Credit Co. LLC, 4.54%, 08/01/26		1,915	1,890,458
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(b)		400	406,216
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)		400	394,655
6.75%, 05/01/29(b)		1,245	1,251,260
5.88%, 11/01/29		40	40,004
6.00%, 01/15/30(b)		40	40,088
8.75%, 05/15/30(b)		1,250	1,316,790
8.63%, 03/15/31(b)		350	372,809
Frontier Florida LLC, Series E, 6.86%, 02/01/28		500	510,000
Gap, Inc., 3.88%, 10/01/31(b)		200	172,519
Gen Digital, Inc., 6.75%, 09/30/27(b)		1,394	1,411,129
General Motors Financial Co., Inc., 5.55%, 07/15/29		2,575	2,595,156
Gilead Sciences, Inc., 3.65%, 03/01/26		2,860	2,838,548
Goldman Sachs Group, Inc.
7.25%, 04/10/28	GBP	50	68,615
(1-day SOFR + 0.80%), 1.43%, 03/09/27(a)	USD	2,500	2,424,540
GoTo Group, Inc., 5.50%, 05/01/28(b)		145	60,757
Gray Media, Inc., 10.50%, 07/15/29(b)		100	104,185
Group 1 Automotive, Inc., 6.38%, 01/15/30(b)		100	100,215
GS Finance Corp., 8.75%, 02/14/30(a)		2,890	2,956,412
Hanesbrands, Inc., 9.00%, 02/15/31(b)		400	421,487
HCA, Inc., 5.88%, 02/01/29		2,605	2,684,279
Healthpeak OP LLC, 5.25%, 12/15/32		3,000	3,012,656
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(b)
5.00%, 06/01/29		865	810,660
4.88%, 07/01/31		1,335	1,172,055
HUB International Ltd., 7.25%, 06/15/30(b)		400	412,002
iHeartCommunications, Inc., 9.13%, 05/01/29(b)		200	159,280
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Iron Mountain, Inc., 6.25%, 01/15/33(b)	USD	300	$ 297,109
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)		100	98,709
JPMorgan Chase & Co.(a)
(1-day SOFR + 1.32%), 4.08%, 04/26/26		3,765	3,762,085
(1-day SOFR + 1.62%), 5.34%, 01/23/35		547	552,824
(1-day SONIA GBP 0.68%), 0.99%, 04/28/26(c)	GBP	100	128,753
KB Home, 4.80%, 11/15/29	USD	2,081	1,985,269
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)		100	102,861
Kronos International, Inc., 9.50%, 03/15/29(c)	EUR	100	116,761
LABL, Inc., 10.50%, 07/15/27(b)	USD	100	89,125
Landsea Homes Corp., 11.00%, 07/17/28(e)		9,092	9,512,960
LCM Investments Holdings II LLC, 8.25%, 08/01/31(b)		200	207,577
Lessen LLC, (3-mo. CME Term SOFR + 8.50%), 12.79%, 01/05/28(a)(b)(e)(h)		1,945	1,811,538
Level 3 Financing, Inc., 10.50%, 05/15/30(b)		400	428,597
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(b)		1,171	1,086,447
Live Nation Entertainment, Inc., 4.75%, 10/15/27(b)		400	389,935
Magnera Corp.(b)
4.75%, 11/15/29		100	88,642
7.25%, 11/15/31		100	97,261
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28		1,294	1,232,114
4.50%, 06/15/29(b)		888	814,584
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27		537	526,260
9.25%, 04/15/27		400	377,319
Medline Borrower LP, 3.88%, 04/01/29(b)		1,641	1,533,898
Morgan Stanley(a)
(1-day SOFR + 1.03%), 1.79%, 02/13/32		119	99,706
(1-day SOFR + 1.14%), 2.70%, 01/22/31		2,500	2,264,856
MPT Operating Partnership LP/MPT Finance Corp., 7.00%, 02/15/32(c)	EUR	204	224,351
NCL Finance Ltd., 6.13%, 03/15/28(b)	USD	300	299,040
NCR Atleos Corp., 9.50%, 04/01/29(b)		295	319,870
Northern States Power Co., 2.90%, 03/01/50		1,225	790,084
NRG Energy, Inc., 3.38%, 02/15/29(b)		1,091	1,001,710
Olympus Water U.S. Holding Corp.(b)
7.13%, 10/01/27		505	504,801
9.75%, 11/15/28		1,591	1,651,800
Oracle Corp., 2.95%, 05/15/25		1,900	1,895,697
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 05/15/34(b)		300	291,203
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		100	101,893
Paramount Global, 7.88%, 07/30/30		545	598,715
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/28(b)		300	280,571
Pitney Bowes, Inc., 6.88%, 03/15/27(b)		1,180	1,178,519
PNC Financial Services Group, Inc., (1-day SOFR Index + 1.09%), 4.76%, 01/26/27(a)		2,427	2,427,868
Post Holdings, Inc., 4.50%, 09/15/31(b)		200	181,138
Prologis LP, 2.25%, 01/15/32		119	101,302
Public Service Electric and Gas Co., 4.65%, 03/15/33		2,650	2,612,349
Quikrete Holdings, Inc., 6.75%, 03/01/33(b)		300	298,635
Republic Services, Inc., 1.45%, 02/15/31		4,000	3,331,339
Security		Par (000)	Value
United States (continued)
Resort Communities LoanCo. LP, 12.50%, 11/21/28(b)(e)	USD	4,426	$ 4,437,184
Reworld Holding Corp., 4.88%, 12/01/29(b)		623	579,461
RingCentral, Inc., 8.50%, 08/15/30(b)		1,115	1,172,055
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26(b)		2,062	1,976,299
RR Donnelley & Sons Co., 10.88%, 08/01/29(b)		100	97,387
Ryder System, Inc., 3.35%, 09/01/25		1,300	1,292,792
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		97	95,990
10.75%, 11/15/29		1,322	1,331,620
Seagate HDD Cayman, 8.25%, 12/15/29		453	481,657
Sirius XM Radio, Inc., 4.13%, 07/01/30(b)		300	266,473
Six Flags Entertainment Corp./Canada’s Wonderland Co./ Magnum Management Corp., 5.25%, 07/15/29		100	94,629
Snap, Inc., 6.88%, 03/01/33(b)		100	99,992
Sonder Holdings, Inc.(a)(e)(m)
(3-mo. CME Term SOFR at 1.00% Floor + 9.00%, 13.59% PIK), 13.36%, 12/10/27		6,545	6,239,141
(3-mo. CME Term SOFR at 9.00% Floor + 14.36%, 13.59% PIK), 14.36%, 12/10/27		872	831,203
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		400	396,974
Standard Industries, Inc., 3.38%, 01/15/31(b)		300	260,840
Star Parent, Inc., 9.00%, 10/01/30(b)		300	295,697
Steel Dynamics, Inc., 3.45%, 04/15/30		3,060	2,869,988
Stem, Inc., 0.50%, 12/01/28(b)(o)		275	71,499
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		1,643	1,641,762
Tenet Healthcare Corp., 6.13%, 10/01/28		700	696,797
Tenneco, Inc., 8.00%, 11/17/28(b)		100	95,374
T-Mobile U.S., Inc.
3.75%, 04/15/27		2,750	2,710,192
3.38%, 04/15/29		3,930	3,733,053
TransDigm, Inc.
5.50%, 11/15/27		500	494,349
4.88%, 05/01/29		300	284,953
Travel & Leisure Co., 4.63%, 03/01/30(b)		440	411,058
UKG, Inc., 6.88%, 02/01/31(b)		100	101,444
United Rentals North America, Inc., 4.88%, 01/15/28		200	196,585
United Wholesale Mortgage LLC, 5.75%, 06/15/27(b)		946	930,140
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		603	640,562
Univision Communications, Inc.(b)
6.63%, 06/01/27		115	114,049
8.00%, 08/15/28		410	411,281
Verizon Communications, Inc.
1.13%, 11/03/28	GBP	100	113,250
3.88%, 02/08/29	USD	1,500	1,464,202
Viasat, Inc., 5.63%, 04/15/27(b)		100	95,956
Viking Cruises Ltd., 9.13%, 07/15/31(b)		400	427,252
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		200	204,669
Wells Fargo & Co., (1-day SOFR + 1.32%), 3.91%, 04/25/26(a)		1,880	1,878,742
Welltower OP LLC, 4.00%, 06/01/25		2,825	2,823,829
Westbay, 11.00%, 02/06/30(e)		9,276	9,276,000
Wolfspeed, Inc., 1.75%, 05/01/26(o)		50	31,500
WR Grace Holdings LLC, 5.63%, 08/15/29(b)		200	172,121

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Xerox Corp.(b)(d)
10/15/30	USD	145	$ 143,550
04/15/31		255	243,206
Xerox Holdings Corp., 5.50%, 08/15/28(b)		100	70,215
Xylem, Inc., 2.25%, 01/30/31		3,000	2,622,988
			159,390,363
Total Corporate Bonds — 13.9% (Cost: $224,809,549)			225,240,772
Fixed Rate Loan Interests
United States — 0.2%
AMF MF Portfolio, Term Loan, 6.67%, 11/01/28(e)		3,735	3,802,051
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27		32	32,495
Total Fixed Rate Loan Interests — 0.2% (Cost: $3,729,383)			3,834,546
Floating Rate Loan Interests(a)
Belgium — 0.1%
Finco Utilitas BV, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.50%), 5.88%, 09/26/30	EUR	520	562,512
United Petfood Finance BV, 2025 EUR Term Loan B, 02/26/32(p)		1,281	1,372,418
			1,934,930
Finland — 0.1%
Mehilainen Yhtiot OYJ, 08/05/23(p)		1,825	1,976,332
France — 0.4%
Cegid Group SASU, 2025 EUR Term Loan B3, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.86%, 01/31/30		1,000	1,074,542
Hestiafloor 2 SASU, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.11%, 02/27/30		588	635,791
HomeVi SASU, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 7.61%, 10/31/29		1,000	1,076,347
Obol France 2.5 SAS, 2024 EUR Term Loan B, (3- mo. EURIBOR at 0.00% Floor + 5.00%), 8.06%, 12/31/28		1,000	1,026,337
Parts Europe SA, 1st Lien EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.95%, 02/03/31		1,000	1,079,440
Ramsay Generale de Sante S.A., 2025 EUR Term Loan B4, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.93%, 08/13/31		900	968,061
			5,860,518
Germany — 0.6%
Aenova Holding GmbH, 2025 EUR Repriced Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.50%, 08/22/31		1,132	1,214,173
Apleona Holding GmbH, 2024 EUR Term Loan B3, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.36%, 04/28/28		1,200	1,297,813
AVIV Group GmbH, EUR Term Loan B, 02/16/32(p)		1,147	1,238,156
Security		Par (000)	Value
Germany (continued)
IFCO Management GmbH, 2024 EUR 1st Lien Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 6.34%, 11/29/29	EUR	1,000	$ 1,079,386
Nidda Healthcare Holding GmbH, 2024 EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.54%, 02/21/30		1,439	1,553,505
Schoen Klinik SE, 2025 EUR Term Loan B, 01/12/31(p)		667	714,861
Speedster Bidco GmbH, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 6.13%, 12/10/31		660	712,944
TK Elevator Midco GmbH, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 6.60%, 04/30/30		1,000	1,075,223
			8,886,061
Ireland — 0.2%
Applegreen Finance Ireland DAC, 2025 EUR Term Loan B, 01/30/32(p)		570	618,547
ION Trading Finance Ltd, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.25%), 6.61%, 04/03/28		1,000	1,059,847
Promontoria Beech Designated Activity Co., EUR Term Loan, (1-mo. EURIBOR + 3.75%), 6.60%, 05/17/27(e)		1,456	1,574,560
			3,252,954
Luxembourg — 0.4%
Atlas Luxco 4 SARL, 2021 EUR Term Loan, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 6.11%, 05/12/28		995	1,044,759
INEOS Finance PLC, 2024 EUR 1st Lien Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.86%, 06/23/31		1,000	1,063,145
Matterhorn Telecom SA, EUR Term Loan B, 01/30/32(p)		1,000	1,080,402
Speed Midco 3 SARL, 2024 EUR Term Loan B2, (6- mo. EURIBOR at 0.00% Floor + 4.95%), 7.33%, 06/05/31(e)		2,488	2,707,205
Tackle SARL(p)
2025 EUR Add on Term Loan B3, 05/22/28		594	636,725
2025 EUR Repriced Term Loan B2, 05/22/28		656	702,209
			7,234,445
Netherlands — 0.4%
Flora Food Management BV, 2024 GBP Term Loan B11, (1-day SONIA at 0.00% Floor + 5.29%), 9.99%, 01/03/28	GBP	1,358	1,756,388
Median BV, 2021 EUR Term Loan B1, (3-mo. EURIBOR at 0.00% Floor + 4.93%), 7.28%, 10/14/27	EUR	982	1,055,249
Peer Holding III B.V., 2025 EUR Term Loan B6B, (3-mo. EURIBOR at 0.00% Floor + 2.75%), 5.11%, 07/01/31		1,400	1,506,568
Pegasus BidCo BV, 2024 EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.02%, 07/12/29		1,333	1,442,857
Stage Entertainment B.V., 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.54%, 06/02/29		1,000	1,083,192
			6,844,254
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
New Zealand — 0.1%
FNZ NZ Finco Ltd., 2024 GBP Term Loan B, (1-mo. SONIA at 0.00% Floor + 6.00%), 10.45%, 11/05/31(e)	GBP	1,000	$ 1,233,620
Norway — 0.0%
Sector Alarm Holding AS, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.00%, 06/14/29	EUR	407	439,325
Spain — 0.3%
Aernnova Aerospace SAU, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.76%, 02/27/30		1,303	1,405,321
Cervantes Bidco SL, 2024 EUR 1st Lien Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 6.46%, 10/30/31		741	803,182
HBX Group International PLC, EUR Term Loan B, 02/18/32(e)(p)		1,011	1,090,320
PAX Holdco Spain SL, 2025 EUR Term Loan B, (3- mo. EURIBOR at 0.00% Floor + 4.00%), 6.52%, 12/31/29		1,000	1,076,942
			4,375,765
Sweden — 0.1%
Eleda Management AB
EUR Delayed Draw Term Loan, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.36%, 04/03/31		65	70,673
EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.36%, 04/03/31		833	901,083
Quimper AB, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.43%, 03/15/30		1,009	1,091,894
			2,063,650
United Kingdom — 0.4%
Belron U.K. Finance PLC, 2024 EUR Incremental Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.53%, 10/16/31		1,325	1,429,465
CD&R Firefly Bidco PLC, 2024 GBP Term Loan B8, 04/29/29(p)	GBP	1,000	1,287,796
Froneri Lux FinCo SARL, 2024 EUR Term Loan B3, (6-mo. EURIBOR at 0.00% Floor + 2.50%), 5.10%, 09/30/31	EUR	1,000	1,075,104
Inspired Finco Holdings Ltd.(p)
2025 EUR Term Loan B6, 02/28/31		145	155,092
2025 EUR Term Loan B6 (B) (1), 02/28/31		192	205,615
2025 EUR Term Loan B6 (B) (2), 02/28/31		383	411,230
Masorange Finco PLC, 2025 EUR Term Loan B, (3- mo. EURIBOR at 0.00% Floor + 2.75%), 5.22%, 03/25/31		1,000	1,069,384
			5,633,686
United States — 1.8%
Altar Bidco, Inc., 2021 2nd Lien Term Loan, (12-mo. CME Term SOFR at 0.50% Floor + 5.60%), 9.75%, 02/01/30	USD	3,107	2,934,620
American Auto Auction Group LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.50%), 8.80%, 12/30/27		422	420,799
BMC Software Inc., 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.11%, 07/30/31	EUR	1,496	1,608,241
Security		Par (000)	Value
United States (continued)
Clarios Global LP, 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.61%, 01/28/32	EUR	1,000	$ 1,072,227
Coreweave Compute Acquisition Co. II, LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 13.92%, 07/31/28(e)	USD	5,989	5,943,760
Coreweave Compute Acquisition Co. III LLC, 2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 10.30%, 05/16/29(e)		334	331,522
EIS Group Ltd.(e)
Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.32%, 07/10/28		341	327,449
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.32%, 07/10/28		3,406	3,274,486
Galaxy Universal LLC, 1st Lien Term Loan, (6-mo. CME Term SOFR at 1.00% Floor + 6.50%), 10.94%, 11/12/26(e)		6,084	6,083,673
GoTo Group, Inc., 2024 Second Out Term Loan, (3- mo. CME Term SOFR + 4.90%), 9.19%, 04/28/28		15	6,919
Hydrofarm Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.94%, 10/25/28(e)		1,081	865,089
Montage Hotels & Resorts LLC(e)
Revolver, (3-mo. CME Term SOFR + 6.00%), 10.29%, 02/16/29		200	198,750
Term Loan, (3-mo. CME Term SOFR + 6.00%), 10.29%, 02/16/29		1,241	1,230,414
Nielsen Consumer, Inc., 2025 EUR Term Loan, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.86%, 03/06/28	EUR	997	1,070,054
Pitney Bowes, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 03/19/32	USD	605	597,940
Polaris Newco LLC, EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 6.11%, 06/02/28	EUR	1,000	1,010,561
Redstone Holdco 2 LP, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 9.30%, 04/27/28	USD	1,241	657,294
Verifone Systems, Inc., 08/20/25(e)(p)		1,152	1,028,480
			28,662,278
Total Floating Rate Loan Interests — 4.9% (Cost: $78,792,202)			78,397,818
Foreign Agency Obligations
Ireland — 0.2%
Ireland Government Bond, 2.60%, 10/18/34(c)	EUR	3,740	3,912,285
Spain — 0.5%
Spain Government Bond, 3.15%, 04/30/35(b)(c)		7,340	7,799,104
Total Foreign Agency Obligations — 0.7% (Cost: $11,658,812)			11,711,389

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
United States — 2.4%
KraneShares CSI China Internet ETF	52,473	$ 1,831,833
SPDR Gold Shares(f)(h)	115,021	33,142,151
SPDR S&P Biotech ETF(i)	40,000	3,244,000
SPDR S&P Homebuilders ETF	4,200	406,980
SPDR S&P Regional Banking ETF	5,704	324,272
Total Investment Companies — 2.4% (Cost: $36,628,509)		38,949,236

		Par (000)
Municipal Bonds
Arizona — 0.0%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(b)	USD	325	335,346
Puerto Rico — 0.2%
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(f)(n)		4,218	2,256,774
Total Municipal Bonds — 0.2% (Cost: $2,259,739)			2,592,120
Non-Agency Mortgage-Backed Securities
Bermuda — 0.2%
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1 mo. Term SOFR + 2.25%), 6.57%, 01/19/37(a)(b)		2,315	2,314,602
United States(a)(b) — 1.8%
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B1, 4.38%, 09/25/51		2,047	1,721,022
CHNGE Mortgage Trust
Series 2022-1, Class M1, 3.99%, 01/25/67		2,000	1,731,564
Series 2022-2, Class M1, 4.61%, 03/25/67		5,000	4,311,339
FREMF Trust, Series 2018-W5FX, Class CFX, 3.42%, 04/25/28		1,923	1,752,402
Grace Trust, Series 2020-GRCE, Class D, 2.68%, 12/10/40		2,000	1,680,754
GS Mortgage Securities Corp. Trust
Series 2021-DM, Class E, (1 mo. Term SOFR + 3.05%), 7.37%, 11/15/36		1,440	1,423,726
Series 2021-DM, Class F, (1 mo. Term SOFR + 3.55%), 7.87%, 11/15/36		2,150	2,125,801
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 2.94%, 12/10/41		2,000	1,675,103
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2021-MHC, Class E, (1 mo. Term SOFR + 2.81%), 7.13%, 04/15/38		2,114	2,107,394
Series 2021-NYAH, Class E, (1 mo. Term SOFR + 2.20%), 6.52%, 06/15/38		2,000	1,827,398
Series 2022-NLP, Class F, (1 mo. Term SOFR + 3.54%), 7.86%, 04/15/37		1,730	1,619,469
Series 2022-OPO, Class D, 3.45%, 01/05/39		860	723,071
MFRA Trust, Series 2022-CHM1, Class M1, 4.57%, 09/25/56		4,000	3,539,081
Security		Par (000)	Value
United States (continued)
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, (1 mo. Term SOFR + 2.72%), 7.03%, 04/15/38	USD	810	$ 808,374
SUMIT Mortgage Trust, Series 2022-BVUE, Class D, 2.89%, 02/12/41		650	496,599
Velocity Commercial Capital Loan Trust, Series 2021-4, Class M4, 4.48%, 12/26/51		2,396	2,021,138
			29,564,235
Total Non-Agency Mortgage-Backed Securities — 2.0% (Cost: $34,867,584)			31,878,837
Preferred Securities
Capital Trusts — 0.4%(a)
Canada — 0.0%
Bell Telephone Co. of Canada or Bell Canada, 7.00%, 09/15/55		100	99,919
France(l) — 0.1%
Credit Agricole SA, 5.88%(c)	EUR	200	208,351
Electricite de France SA(c)
3.38%		200	199,082
5.13%		200	217,882
5.63%		200	219,236
7.38%	GBP	200	259,771
Societe Generale SA, 8.13%(b)	USD	289	287,890
			1,392,212
Germany(c)(l) — 0.0%
Commerzbank AG, 6.50%	EUR	400	447,658
Deutsche Bank AG, 7.13%		200	213,016
			660,674
Italy — 0.0%
BPER Banca SpA, 6.50%(c)(l)		200	220,336
Japan — 0.0%
Rakuten Group, Inc., 8.13%(b)(l)	USD	200	197,493
Netherlands(l) — 0.1%
ING Groep NV
3.88%		200	183,311
7.25%(c)		300	303,750
NN Group NV, 5.75%(c)	EUR	200	209,706
			696,767
Spain — 0.0%
CaixaBank SA, 5.88%(c)(l)		200	221,554
Switzerland(b)(l) — 0.1%
UBS Group AG
7.00%	USD	200	196,966
6.85%		500	497,097
			694,063
United Kingdom — 0.1%
British Telecommunications PLC, 4.88%, 11/23/81(b)		380	347,487
Centrica PLC, 6.50%, 05/21/55(c)	GBP	505	656,867
HSBC Holdings PLC, 4.75%(c)(l)	EUR	308	324,316
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United Kingdom (continued)
Nationwide Building Society, 7.50%(c)(l)	GBP	440	$ 564,107
NatWest Group PLC, 7.50%(l)		200	251,396
			2,144,173
			6,327,191

	Shares
Preferred Stocks — 2.1%
Finland — 0.1%
Aiven, Series D(e)(f)	35,053	1,659,058
Israel — 0.0%
Deep Instinct Ltd., Series D-4, (Acquired 09/20/22, Cost: $3,691,502)(e)(f)(g)	523,592	47,123
United States — 2.0%
Bright Machines, Inc.(e)(f)
Series C	472,895	1,380,853
Series C-1	985,055	1,832,203
Cap Hill Brands(e)(f)	1,088,268	87,061
Clarify Health(e)(f)	318,926	2,280,321
CW Opportunity 2 LP, Series C, 10.00%, 03/25/49(e)	1,594,000	1,880,920
Davidson Homes, Inc., 12.00%(e)(f)(l)	7,258	7,295,161
FLYR, Inc., Series D-2(e)(f)	392,187	2,521,762
Insight M, Inc., Series D(e)(f)	2,854,422	614,272
Lessen Holdings, Inc., Series C(e)(f)	480,897	1,418,646
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $1,239,070)(e)(f)(g)	53,954	772,082
RapidSOS, Inc., Series C-1(e)(f)	1,707,127	1,570,557
Verge Genomics, Inc.(e)(f)(g)
Series B-1, (Acquired 11/05/21, Cost: $1,437,421)	269,847	1,748,609
Series C, (Acquired 09/06/23, Cost: $345,314)	48,019	346,217
Veritas Kapital Assurance PLC(f)
Series G	975	22,425
Series G-1	674	15,502
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $4,623,422), 12.00%, 10/07/32(e)(f)(g)	1,584,337	8,381,143
		32,167,734
		33,873,915
Total Preferred Securities — 2.5% (Cost: $49,667,079)		40,201,106

		Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 12.1%
Uniform Mortgage-Backed Securities(q)
3.50%, 04/15/55	USD	18,006	16,237,840
4.50%, 04/15/55 - 05/13/55		152,690	146,010,205
5.50%, 04/15/55		32,500	32,456,798
Total U.S. Government Sponsored Agency Securities — 12.1% (Cost: $195,134,707)			194,704,843
Security		Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Notes, 4.63%, 09/30/28(r)(s)	USD	6,777	$ 6,934,777
Total U.S. Treasury Obligations — 0.4% (Cost: $6,711,877)			6,934,777

	Shares
Warrants
Israel — 0.0%
Deep Instinct Ltd., Series D, (Acquired 09/20/22, Cost: $0), (Exercisable 09/20/22, 1 Share for 1 Warrant, Expires 09/20/32, Strike Price USD 0.01)(e)(f)(g)	36,915	369
United States(f) — 0.1%
Davidson Homes, Inc., Class A, (Issued 05/16/24, Expires 05/16/34, Strike Price USD 8.47)(e)	50,374	293,177
FLYR, Inc. Warrants, (Issued/Exercisable 05/10/22, 1 Share for 1 Warrant, Expires 05/10/32, Strike Price USD 3.95)(e)	5,576	26,932
Insight M, Inc., (Issued 01/31/24, Expires 12/31/49, Strike Price USD 0.34)(e)	2,957,679	152,320
RapidSOS, Inc., (Issued 12/13/23, Expires 12/13/33, Strike Price USD 0.01)(e)	946,544	861,355
Sonder Holdings, Inc., (Expires 12/30/29, Strike Price USD 0.01)(e)	15,626	31,096
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(e)(g)	195,273	847,485
Volato Group, Inc., (Acquired 12/03/23, Cost: $41,409), (Issued 12/04/23, Expires 12/03/28, Strike Price USD 11.50)(g)	41,409	1,453
		2,213,818
Total Warrants — 0.1% (Cost: $41,411)		2,214,187
Total Long-Term Investments — 103.8% (Cost: $1,487,292,543)		1,678,068,018
Short-Term Securities
Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(t)(u)(v)	4,301,896	4,304,047
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(t)(u)	134,628,986	134,628,986
		138,933,033

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes, 3.50%, 09/15/25(h)	USD	3,657	$ 3,645,301
Total Short-Term Securities — 8.8% (Cost: $142,577,637)			142,578,334
Options Purchased — 0.3% (Cost: $2,748,518)			4,415,625
Total Investments Before TBA Sale Commitments and Options Written — 112.9% (Cost: $1,632,618,698)			1,825,061,977
TBA Sale Commitments
United States — (4.5)%
Uniform Mortgage-Backed Securities, 4.50%, 04/15/55(q)		(76,345)	(73,021,505)
Total TBA Sale Commitments — (4.5)% (Proceeds: $(72,859,766))			(73,021,505)
Options Written — (0.2)% (Premiums Received: $(1,550,586))			(2,780,790)
Total Investments, Net of TBA Sale Commitments and Options Written — 108.2% (Cost: $1,558,208,346)			1,749,259,682
Liabilities in Excess of Other Assets — (8.2)%			(132,675,640)
Net Assets — 100.0%			$ 1,616,584,042

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	When-issued security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $15,502,086, representing 1.0% of its net assets as of period end, and an original cost of $16,600,427.

(h)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)	All or a portion of this security is on loan.
(j)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)	Zero-coupon bond.
(l)	Perpetual security with no stated maturity date.
(m)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n)	Issuer filed for bankruptcy and/or is in default.
(o)	Convertible security.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Represents or includes a TBA transaction.
(r)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(t)	Affiliate of the Trust.
(u)	Annualized 7-day yield as of period end.
(v)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,960,134	$ 343,788 (a)	$ —	$ 147	$ (22)	$ 4,304,047	4,301,896	$ 15,367 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	207,553,773	—	(72,924,787)(a)	—	—	134,628,986	134,628,986	1,941,204	—
iShares Biotechnology ETF(c)	925,472	—	(929,456)	(72,135)	76,119	—	—	848	—
iShares iBoxx $ High Yield Corporate Bond ETF(c)	2,276,445	—	(2,306,772)	17,736	12,591	—	—	10,424	—
iShares JP Morgan USD Emerging Markets Bond ETF(c)	5,895,071	—	(5,979,855)	263,592	(178,808)	—	—	83,912	—
iShares Russell Mid-Cap Growth ETF(c)	248,176	—	(235,559)	48,860	(61,477)	—	—	194	—
				$ 258,200	$ (151,597)	$ 138,933,033		$ 2,051,949	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	91	04/24/25	$ 4,236	$ (74,570)
Euro BOBL	220	06/06/25	28,021	(159,860)
Euro-Schatz	50	06/06/25	5,783	1,308
Nikkei 225 Index	18	06/12/25	4,327	(83,617)
10-Year Australian Treasury Bonds	69	06/16/25	4,857	28,788
U.S. Long Bond	30	06/18/25	3,532	54,333
Euro Stoxx 50 Index	60	06/20/25	3,385	(135,154)
Euro Stoxx Banks Index	150	06/20/25	1,483	(52,962)
NASDAQ 100 E-Mini Index	119	06/20/25	46,266	(1,103,625)
Long Gilt	23	06/26/25	2,724	(34,349)
5-Year U.S. Treasury Note	1,898	06/30/25	205,503	1,746,272
Carbon Emissions(a)	2	12/15/25	147	(7,051)
				179,513
Short Contracts
Euro Bund	29	06/06/25	4,040	41,508
Euro OAT	20	06/06/25	2,653	47,798
10-Year Japanese Government Treasury Bonds	6	06/13/25	5,536	(21,615)
10-Year U.S. Treasury Note	199	06/18/25	22,173	(150,455)
10-Year U.S. Ultra Long Treasury Note	122	06/18/25	13,959	(200,360)
Ultra U.S. Treasury Bond	58	06/18/25	7,129	(76,441)
E-mini Russell 2000 Index	17	06/20/25	1,723	28,795
S&P 500 E-Mini Index	23	06/20/25	6,501	(73,953)
2-Year U.S. Treasury Note	353	06/30/25	73,156	(44,882)
3-Month SOFR	54	03/17/26	13,013	(41,978)
				(491,583)
				$ (312,070)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	21,044,971	USD	3,563,140	Citibank N.A.	06/18/25	$ 65,339
EUR	402,522	USD	424,519	BNP Paribas SA	06/18/25	12,609
GBP	187,342	USD	241,829	Barclays Bank PLC	06/18/25	152
INR	76,522,374	USD	872,372	BNP Paribas SA	06/18/25	17,915
JPY	808,601,724	USD	5,404,414	JPMorgan Chase Bank N.A.	06/18/25	33,127
USD	6,781,589	AUD	10,732,014	Deutsche Bank AG	06/18/25	71,442
USD	32,158	CAD	46,019	Deutsche Bank AG	06/18/25	57
USD	1,129,758	CHF	985,967	Citibank N.A.	06/18/25	5,101
USD	273,129	DKK	1,863,038	BNP Paribas SA	06/18/25	1,753
USD	17,451,680	DKK	118,652,882	Deutsche Bank AG	06/18/25	168,314
USD	170,413	EUR	155,297	Deutsche Bank AG	06/18/25	1,764
USD	242,690	EUR	223,135	Deutsche Bank AG	06/18/25	371
USD	396,342	EUR	364,386	Deutsche Bank AG	06/18/25	630
USD	1,353,645	EUR	1,242,803	Deutsche Bank AG	06/18/25	3,996
USD	1,521,060	EUR	1,390,763	Deutsche Bank AG	06/18/25	10,730
USD	2,059,871	EUR	1,884,958	Deutsche Bank AG	06/18/25	12,860
USD	11,795,731	EUR	10,856,883	Deutsche Bank AG	06/18/25	5,462
USD	2,119,749	EUR	1,938,873	The Bank of New York Mellon	06/18/25	14,188
USD	90,487,944	EUR	82,543,315	The Bank of New York Mellon	06/18/25	848,233
USD	130,906,520	EUR	119,413,235	The Bank of New York Mellon	06/18/25	1,227,116
USD	1,894,281	GBP	1,460,910	Barclays Bank PLC	06/18/25	7,288
USD	823,542	GBP	637,438	Deutsche Bank AG	06/18/25	191

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	892,688	GBP	688,298	JPMorgan Chase Bank N.A.	06/18/25	$ 3,644
USD	61,334,817	GBP	47,301,794	UBS AG	06/18/25	237,177
USD	2,968,202	HKD	23,022,072	Deutsche Bank AG	06/18/25	4,329
USD	9,061,867	HKD	70,285,514	Deutsche Bank AG	06/18/25	13,274
USD	359,399	HKD	2,787,603	Societe Generale	06/18/25	522
USD	157,518	HKD	1,222,405	UBS AG	06/18/25	145
USD	176,072	JPY	25,817,729	JPMorgan Chase Bank N.A.	06/18/25	2,457
USD	2,122,221	KRW	3,065,145,008	Citibank N.A.	06/18/25	34,385
USD	1,167,385	SEK	11,680,252	Morgan Stanley & Co. International PLC	06/18/25	74
USD	19,434,672	TWD	635,300,000	Barclays Bank PLC	06/18/25	228,844
ZAR	33,712,048	USD	1,826,524	Barclays Bank PLC	06/18/25	808
						3,034,297
CHF	1,352,973	USD	1,550,232	JPMorgan Chase Bank N.A.	06/18/25	(6,945)
DKK	5,671,938	USD	834,179	Citibank N.A.	06/18/25	(7,986)
EUR	190,080	USD	206,503	Barclays Bank PLC	06/18/25	(82)
EUR	256,501	USD	279,911	Barclays Bank PLC	06/18/25	(1,358)
EUR	2,880,734	USD	3,158,474	JPMorgan Chase Bank N.A.	06/18/25	(30,079)
EUR	1,147,934	USD	1,260,758	Morgan Stanley & Co. International PLC	06/18/25	(14,135)
EUR	2,040,541	USD	2,236,097	UBS AG	06/18/25	(20,126)
GBP	201,927	USD	261,137	Societe Generale	06/18/25	(317)
GBP	274,157	USD	354,766	The Bank of New York Mellon	06/18/25	(649)
GBP	2,264,139	USD	2,935,752	The Bank of New York Mellon	06/18/25	(11,263)
HKD	6,266,264	USD	807,152	Bank of America N.A.	06/18/25	(430)
HKD	7,004,815	USD	902,774	Standard Chartered Bank	06/18/25	(970)
IDR	14,481,001,656	USD	876,542	Barclays Bank PLC	06/18/25	(10,453)
JPY	36,673,418	USD	250,082	Barclays Bank PLC	06/18/25	(3,467)
MXN	25,986,266	USD	1,270,882	JPMorgan Chase Bank N.A.	06/18/25	(13,986)
MXN	36,396,424	USD	1,779,994	JPMorgan Chase Bank N.A.	06/18/25	(19,582)
SEK	23,275,774	USD	2,326,210	The Bank of New York Mellon	06/18/25	(54)
USD	791,892	EUR	730,319	Deutsche Bank AG	06/18/25	(1,214)
USD	2,927,617	EUR	2,703,405	Deutsche Bank AG	06/18/25	(8,204)
USD	1,971,818	GBP	1,529,418	Barclays Bank PLC	06/18/25	(3,663)
						(154,963)
						$ 2,879,334
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR Gold Shares	1,077	04/11/25	USD	275.00	USD	31,033	$ 1,502,415
Alaska Air Group, Inc.	49	04/17/25	USD	77.50	USD	241	1,593
Alphabet, Inc., Class C	99	04/17/25	USD	220.00	USD	1,547	149
Bank of America Corp.	541	04/17/25	USD	48.00	USD	2,258	2,975
Citigroup, Inc.	351	04/17/25	USD	85.00	USD	2,492	1,404
Delta Air Lines, Inc.	49	04/17/25	USD	77.50	USD	214	147
Eli Lilly & Co.	6	04/17/25	USD	930.00	USD	496	711
JPMorgan Chase & Co.	97	04/17/25	USD	290.00	USD	2,379	485
KraneShares CSI China Internet ETF	495	04/17/25	USD	38.00	USD	1,728	15,345
Sabre Corp.	136	04/17/25	USD	7.00	USD	38	748
SPDR Gold Shares	943	04/17/25	USD	275.00	USD	27,172	1,320,200
Uber Technologies, Inc.	81	04/17/25	USD	72.50	USD	590	23,611
UnitedHealth Group, Inc.	106	04/17/25	USD	490.00	USD	5,552	445,995
Walmart, Inc.	296	04/17/25	USD	110.00	USD	2,599	592
Warner Bros Discovery Inc., Series A	90	04/17/25	USD	12.00	USD	97	585
InvesCo QQQ Trust, Series 1	67	04/25/25	USD	507.00	USD	3,142	5,025
InvesCo QQQ Trust, Series 1	34	04/25/25	USD	500.00	USD	1,594	4,930
InvesCo QQQ Trust, Series 1	310	05/02/25	USD	500.00	USD	14,537	68,975
Citigroup, Inc.	42	05/16/25	USD	75.00	USD	298	6,972
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Euro Stoxx Banks	158	05/16/25	EUR	200.00	EUR	1,471	$ 17,085
InvesCo QQQ Trust, Series 1	310	05/16/25	USD	505.00	USD	14,537	82,150
KraneShares CSI China Internet ETF	414	05/16/25	USD	41.00	USD	1,445	13,869
Lam Research Corp.	40	05/16/25	USD	85.00	USD	291	4,160
Marvell Technology, Inc.	69	05/16/25	USD	140.00	USD	425	345
SPDR Gold Shares	335	05/16/25	USD	282.00	USD	9,653	355,100
Union Pacific Corp.	27	05/16/25	USD	260.00	USD	638	2,902
Warner Bros Discovery Inc., Series A	87	06/20/25	USD	14.00	USD	93	1,262
							3,879,730
Put
SPDR S&P 500 ETF Trust	64	04/04/25	USD	555.00	USD	3,580	32,160
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,010	04/17/25	USD	108.00	USD	21,847	107,535
NVIDIA Corp.	205	04/17/25	USD	110.00	USD	2,222	106,087
SPDR S&P 500 ETF Trust	194	05/16/25	USD	555.00	USD	10,852	240,075
							485,857
							$ 4,365,587
OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Intuit, Inc.	Citibank N.A.	0	04/17/25	USD	610.00	USD	704	$ 20,077
OTC Credit Default Swaptions Purchased
	Paid by the Trust	Received by the Trust
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)		Value
Put
Bought Protection on 5-Year Credit Default Swap, 06/20/30	5.00%	CDX.NA.HY.44.V1	Quarterly	Goldman Sachs International	04/16/25	—	USD 104.00	USD	400	$ 1,425
OTC Interest Rate Swaptions Purchased
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
30-Year Interest Rate Swap, 04/24/55	1-day SOFR, 4.41%	Annual	3.30%	Annual	Citibank N.A.	04/22/25	3.30%	USD	2,333	$ 627
30-Year Interest Rate Swap, 04/25/55	1-day SOFR, 4.41%	Annual	3.30%	Annual	Goldman Sachs International	04/23/25	3.30	USD	1,874	587
30-Year Interest Rate Swap, 04/27/55	1-day SOFR, 4.41%	Annual	3.30%	Annual	Deutsche Bank AG	04/25/25	3.30	USD	1,865	779
										1,993
Put
10-Year Interest Rate Swap, 06/29/35	2.95%	Annual	6-mo. EURIBOR, 2.34%	Semi-Annual	Citibank N.A.	06/27/25	2.95	EUR	4,899	26,543
										$ 28,536

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR Gold Shares	1,077	04/11/25	USD	290.00	USD	31,033	$ (290,251)
Alphabet, Inc., Class C	99	04/17/25	USD	240.00	USD	1,547	(198)
KraneShares CSI China Internet ETF	495	04/17/25	USD	42.00	USD	1,728	(7,425)
SPDR Gold Shares	943	04/17/25	USD	290.00	USD	27,172	(320,620)
UnitedHealth Group, Inc.	106	04/17/25	USD	530.00	USD	5,552	(170,395)
Walmart, Inc.	296	04/17/25	USD	120.00	USD	2,599	(296)
Euro Stoxx Banks	237	05/16/25	EUR	215.00	EUR	2,207	(4,164)
KraneShares CSI China Internet ETF	414	05/16/25	USD	48.00	USD	1,445	(10,350)
SPDR Gold Shares	335	05/16/25	USD	295.00	USD	9,653	(138,187)
SPDR Gold Shares	463	05/16/25	USD	288.00	USD	13,341	(333,360)
							(1,275,246)
Put
Air Products & Chemicals, Inc.	11	04/17/25	USD	270.00	USD	324	(770)
Alaska Air Group, Inc.	36	04/17/25	USD	60.00	USD	177	(39,060)
Apple, Inc.	94	04/17/25	USD	210.00	USD	2,088	(16,873)
Bank of America Corp.	541	04/17/25	USD	41.00	USD	2,258	(27,880)
Capital One Financial Corp.	46	04/17/25	USD	165.00	USD	825	(7,935)
Citigroup, Inc.	443	04/17/25	USD	70.00	USD	3,145	(94,580)
Delta Air Lines, Inc.	36	04/17/25	USD	60.00	USD	157	(59,040)
Eli Lilly & Co.	6	04/17/25	USD	810.00	USD	496	(10,635)
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,010	04/17/25	USD	106.00	USD	21,847	(26,130)
JPMorgan Chase & Co.	97	04/17/25	USD	245.00	USD	2,379	(68,628)
JPMorgan Chase & Co.	36	04/17/25	USD	225.00	USD	883	(6,012)
Live Nation Entertainment, Inc.	39	04/17/25	USD	120.00	USD	509	(5,265)
Netflix, Inc.	3	04/17/25	USD	820.00	USD	280	(2,408)
Netflix, Inc.	11	04/17/25	USD	880.00	USD	1,026	(22,743)
TransDigm Group, Inc.	4	04/17/25	USD	1,160.00	USD	553	(1,920)
Wells Fargo & Co.	140	04/17/25	USD	65.00	USD	1,005	(7,770)
InvesCo QQQ Trust, Series 1	22	04/25/25	USD	470.00	USD	1,032	(26,774)
InvesCo QQQ Trust, Series 1	11	04/25/25	USD	460.00	USD	516	(9,235)
Bank of America Corp.	244	05/16/25	USD	38.00	USD	1,018	(14,396)
Citigroup, Inc.	156	05/16/25	USD	65.00	USD	1,107	(21,372)
iShares iBoxx $ High Yield Corporate Bond ETF	1,270	05/16/25	USD	77.00	USD	10,019	(320,675)
JPMorgan Chase & Co.	38	05/16/25	USD	230.00	USD	932	(17,005)
Lam Research Corp.	40	05/16/25	USD	72.00	USD	291	(17,000)
SPDR S&P 500 ETF Trust	194	05/16/25	USD	525.00	USD	10,852	(100,492)
Union Pacific Corp.	27	05/16/25	USD	225.00	USD	638	(10,260)
Amazon.com, Inc.	165	06/20/25	USD	165.00	USD	3,139	(59,814)
Apple, Inc.	39	06/20/25	USD	180.00	USD	866	(6,611)
Apple, Inc.	165	06/20/25	USD	190.00	USD	3,665	(43,890)
Broadcom, Inc.	249	06/20/25	USD	140.00	USD	4,169	(123,877)
Meta Platforms, Inc., Class A	13	06/20/25	USD	480.00	USD	749	(13,260)
Meta Platforms, Inc., Class A	60	06/20/25	USD	500.00	USD	3,458	(83,550)
Netflix, Inc.	36	06/20/25	USD	780.00	USD	3,357	(64,260)
NVIDIA Corp.	310	06/20/25	USD	85.00	USD	3,360	(70,215)
SPDR Gold Shares	258	06/20/25	USD	250.00	USD	7,434	(13,287)
							(1,413,622)
							$ (2,688,868)
OTC Credit Default Swaptions Written
	Paid by the Trust	Received by the Trust
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)		Value
Put
Sold Protection on 5-Year Credit Default Swap, 06/20/30	CDX.NA.HY.44.V1	1.00%	Quarterly	Goldman Sachs International	04/16/25	N/R	USD 100.00	USD	400	$ (354)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

OTC Interest Rate Swaptions Written
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
30-Year Interest Rate Swap, 04/24/55	2.70%	Annual	1-day SOFR, 4.41%	Annual	Citibank N.A.	04/22/25	2.70%	USD	2,333	$ (2)
30-Year Interest Rate Swap, 04/25/55	2.70%	Annual	1-day SOFR, 4.41%	Annual	Goldman Sachs International	04/23/25	2.70	USD	1,874	(3)
30-Year Interest Rate Swap, 04/27/55	2.70%	Annual	1-day SOFR, 4.41%	Annual	Deutsche Bank AG	04/25/25	2.70	USD	1,865	(5)
										(10)
Put
30-Year Interest Rate Swap, 04/24/55	1-day SOFR, 4.41%	Annual	4.15%	Annual	Citibank N.A.	04/22/25	4.15	USD	812	(867)
5-Year Interest Rate Swap, 04/22/30	1-day SONIA, 4.46%	Annual	4.10%	Annual	JPMorgan Chase Bank N.A.	04/22/25	4.10	GBP	5,744	(10,367)
30-Year Interest Rate Swap, 04/25/55	1-day SOFR, 4.41%	Annual	4.15%	Annual	Goldman Sachs International	04/23/25	4.15	USD	468	(553)
30-Year Interest Rate Swap, 04/27/55	1-day SOFR, 4.41%	Annual	4.15%	Annual	Deutsche Bank AG	04/25/25	4.15	USD	466	(651)
10-Year Interest Rate Swap, 06/06/35	1-day SOFR, 4.41%	Annual	4.05%	Annual	Goldman Sachs International	06/04/25	4.05	USD	6,124	(31,517)
10-Year Interest Rate Swap, 06/11/35	1-day SOFR, 4.41%	Annual	4.25%	Annual	JPMorgan Chase Bank N.A.	06/09/25	4.25	USD	6,181	(15,810)
5-Year Interest Rate Swap, 06/29/30	6-mo. EURIBOR, 2.34%	Semi-Annual	2.74%	Annual	Citibank N.A.	06/27/25	2.74	EUR	9,798	(23,865)
10-Year Interest Rate Swap, 07/26/35	1-day SOFR, 4.41%	Annual	4.80%	Annual	Goldman Sachs International	07/24/25	4.80	USD	8,146	(7,928)
										(91,558)
										$ (91,568)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	USD	140	$ (7,707)	$ (8,030)	$ 323
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	B	USD	3,316	$ 199,909	$ 77,189	$ 122,720
iTraxx.XO.42.V2	5.00	Quarterly	12/20/29	B+	EUR	7,239	584,654	662,360	(77,706)
							$ 784,563	$ 739,549	$ 45,014

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Centrally Cleared Interest Rate Swaps
Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 4.41%	Annual	5.00%	Annual	N/A	10/02/25	USD	84,698	$ 497,854	$ 3,662	$ 494,192
0.28%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	N/A	03/09/26	JPY	2,930,801	75,052	46	75,006
1-day SOFR, 4.41%	Annual	4.40%	Annual	N/A	04/08/26	USD	21,824	(39,901)	51	(39,952)
1-day SOFR, 4.41%	Annual	4.45%	Annual	N/A	04/09/26	USD	7,990	(6,243)	19	(6,262)
1-day SOFR, 4.41%	Annual	4.05%	Annual	N/A	04/18/26	USD	12,580	(103,649)	30	(103,679)
1-day SOFR, 4.41%	Annual	4.30%	Annual	N/A	04/24/26	USD	15,182	(45,234)	37	(45,271)
1-day SOFR, 4.41%	Annual	4.50%	Annual	N/A	05/08/26	USD	12,488	21,567	31	21,536
1-day SOFR, 4.41%	Annual	4.35%	Annual	N/A	07/22/26	USD	5,619	15,431	16	15,415
1-day SOFR, 4.41%	At Termination	4.17%	At Termination	10/23/25 (a)	10/23/26	USD	9,509	53,406	17	53,389
1-day SOFR, 4.41%	At Termination	4.21%	At Termination	10/27/25 (a)	10/27/26	USD	18,989	115,230	35	115,195
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	10/28/26	USD	19,216	13,673	69	13,604
1-day SOFR, 4.41%	Annual	4.07%	Annual	N/A	01/14/27	USD	18,545	84,903	76	84,827
1-day SOFR, 4.41%	Annual	3.47%	Annual	N/A	03/10/27	USD	4,700	(26,009)	20	(26,029)
1-day MIBOR, 7.20%	Semi-Annual	6.34%	Semi-Annual	N/A	03/20/27	INR	301,125	31,091	24	31,067
1-day SOFR, 4.41%	Annual	4.10%	Annual	05/30/25 (a)	05/30/27	USD	15,272	129,354	68	129,286
1-day SOFR, 4.41%	Annual	4.15%	Annual	05/30/25 (a)	05/30/27	USD	15,272	143,864	73	143,791
1-day SOFR, 4.41%	Annual	3.30%	Annual	10/23/25 (a)	10/23/27	USD	3,403	(14,485)	15	(14,500)
1-day SOFR, 4.41%	Annual	4.20%	Annual	10/23/25 (a)	10/23/27	USD	4,949	62,791	23	62,768
1-day SOFR, 4.41%	Annual	3.92%	Annual	11/03/25 (a)	11/03/27	USD	2,364	17,883	11	17,872
1-day SOFR, 4.41%	Annual	3.95%	Annual	11/03/25 (a)	11/03/27	USD	2,364	19,215	11	19,204
1-day SOFR, 4.41%	Annual	3.99%	Annual	11/03/25 (a)	11/03/27	USD	4,728	41,535	22	41,513
1-day SOFR, 4.41%	Annual	4.07%	Annual	11/03/25 (a)	11/03/27	USD	9,541	99,075	43	99,032
1-day SOFR, 4.41%	Annual	3.86%	Annual	11/10/25 (a)	11/10/27	USD	9,919	64,792	45	64,747
1-day SOFR, 4.41%	Annual	3.48%	Annual	01/23/26 (a)	01/23/28	USD	13,665	(3,081)	59	(3,140)
3.45%	Annual	1-day SOFR, 4.41%	Annual	N/A	01/26/28	USD	11,825	10,235	51	10,184
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	01/26/28	USD	11,825	110,865	51	110,814
3.27%	Annual	1-day SOFR, 4.41%	Annual	02/05/26 (a)	02/05/28	USD	11,933	49,168	52	49,116
1-day SOFR, 4.41%	Annual	3.87%	Annual	02/05/26 (a)	02/05/28	USD	11,933	84,361	52	84,309
1-day SONIA, 4.46%	Annual	4.86%	Annual	N/A	06/20/28	GBP	6,370	207,107	(12)	207,119
1-day SOFR, 4.41%	Annual	4.42%	Annual	N/A	10/02/28	USD	135,611	3,315,281	23,262	3,292,019
1-day SOFR, 4.41%	Annual	4.40%	Annual	N/A	10/31/28	USD	6,490	159,635	45	159,590
1-day SONIA, 4.46%	Annual	4.12%	Annual	N/A	11/17/28	GBP	3,004	9,142	107	9,035
1-day SONIA, 4.46%	Annual	4.12%	Annual	N/A	11/21/28	GBP	3,004	9,523	108	9,415
1-day SOFR, 4.41%	Annual	3.25%	Annual	12/15/26 (a)	12/15/28	USD	21,109	(107,576)	96	(107,672)
6-mo. EURIBOR, 2.34%	Semi-Annual	3.00%	Annual	N/A	03/05/29	EUR	7,713	213,636	67	213,569
1-day MIBOR, 7.20%	Semi-Annual	6.26%	Semi-Annual	N/A	03/20/29	INR	86,086	13,501	12	13,489
1-day MIBOR, 7.20%	Semi-Annual	6.30%	Semi-Annual	N/A	03/20/29	INR	105,216	18,136	14	18,122
1-day SOFR, 4.41%	Annual	3.79%	Annual	N/A	03/29/29	USD	17,015	88,851	125	88,726
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	04/08/29	USD	10,561	31,882	81	31,801
1-day SOFR, 4.41%	Annual	4.05%	Annual	N/A	04/09/29	USD	7,990	43,309	61	43,248
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	04/18/29	USD	12,580	44,091	97	43,994
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	04/24/29	USD	6,326	24,031	49	23,982
6-mo. EURIBOR, 2.34%	Semi-Annual	2.90%	Annual	N/A	04/30/29	EUR	8,865	217,976	78	217,898
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	05/06/29	USD	12,652	55,591	98	55,493
6-mo. EURIBOR, 2.34%	Semi-Annual	2.87%	Annual	N/A	06/11/29	EUR	6,519	248,774	60	248,714
1-day SOFR, 4.41%	Annual	3.66%	Annual	N/A	10/10/29	USD	6,443	(26,053)	55	(26,108)
1-day TIIEFONDEO, 9.05%	Monthly	9.04%	Monthly	N/A	11/14/29	MXN	81,548	157,604	35	157,569
1-day SONIA, 4.46%	Annual	4.00%	Annual	N/A	01/16/30	GBP	6,913	(9,231)	236	(9,467)
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	01/23/30	USD	6,913	99,287	63	99,224
1-day SOFR, 4.41%	Annual	3.23%	Annual	N/A	02/19/30	USD	7,173	(147,537)	66	(147,603)
1-day SOFR, 4.41%	Annual	3.90%	Annual	N/A	02/24/30	USD	12,279	127,413	114	127,299
1-day SOFR, 4.41%	Annual	3.14%	Annual	05/12/28 (a)	05/12/33	USD	6,701	(176,274)	62	(176,336)
1-day SOFR, 4.41%	Annual	4.31%	Annual	N/A	09/29/33	USD	26,166	1,049,545	1,984	1,047,561
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	01/12/34	USD	4,817	87,450	69	87,381
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	01/17/34	USD	1,389	25,267	20	25,247
1-day MIBOR, 7.20%	Semi-Annual	6.34%	Semi-Annual	N/A	03/20/34	INR	55,385	15,540	12	15,528
1-day MIBOR, 7.20%	Semi-Annual	6.35%	Semi-Annual	N/A	03/20/34	INR	55,385	15,980	11	15,969
1-day SOFR, 4.41%	Annual	3.66%	Annual	N/A	10/10/34	USD	4,339	(54,667)	69	(54,736)
1-day SOFR, 4.41%	Annual	3.67%	Annual	N/A	12/26/34	USD	7,165	(71,471)	116	(71,587)
1-day SOFR, 4.41%	Annual	3.70%	Annual	N/A	01/06/35	USD	5,610	(40,936)	91	(41,027)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 4.41%	Annual	3.75%	Annual	N/A	03/27/35	USD	5,561	$ (7,931)	$ 92	$ (8,023)
3.46%	Annual	1-day SOFR, 4.41%	Annual	12/15/26 (a)	12/15/36	USD	4,824	136,889	80	136,809
3.65%	Annual	1-day SOFR, 4.41%	Annual	N/A	11/03/53	USD	2,577	85,276	81	85,195
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	11/03/53	USD	2,577	74,343	81	74,262
1-day SONIA, 4.46%	Annual	4.10%	Annual	N/A	11/07/54	GBP	2,400	(176,075)	11,407	(187,482)
								$ 7,260,052	$ 43,801	$ 7,216,251

(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
TIM S.p.A.	1.00%	Quarterly	Goldman Sachs International	12/20/29	EUR	190	$ 5,431	$ 8,925	$ (3,494)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Altice France SA	5.00%	Quarterly	Deutsche Bank AG	12/20/29	CC	EUR	300	$ (62,034)	$ (54,895)	$ (7,139)
Eutelsat S.A.	5.00	Quarterly	Deutsche Bank AG	12/20/29	B	EUR	103	(10,717)	(9,951)	(766)
Faurecia SE	5.00	Quarterly	Goldman Sachs International	12/20/29	BB-	EUR	107	5,964	7,386	(1,422)
iTraxx.XO.42 V2 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B+	EUR	682	77,264	85,279	(8,015)
								$ 10,477	$ 27,819	$ (17,342)
OTC Interest Rate Swaps
Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day BZDIOVER, 0.05%	At Termination	10.06%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/04/27	BRL	14,158	$ (281,219)	$ —	$ (281,219)
1-day BZDIOVER, 0.05%	At Termination	9.99%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	14,191	(288,160)	—	(288,160)
1-day BZDIOVER, 0.05%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	14,578	(291,411)	—	(291,411)
1-day BZDIOVER, 0.05%	At Termination	10.03%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/04/27	BRL	14,173	(284,455)	—	(284,455)
									$ (1,145,245)	$ —	$ (1,145,245)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

OTC Total Return Swaps
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	1-day SOFR minus 0.65%, 4.41%	At Termination	Goldman Sachs International	N/A	06/17/25	USD	3,660	$ 11,514	$ —	$ 11,514
iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	1-day SOFR minus 0.65%, 4.41%	At Termination	JPMorgan Chase Bank N.A.	N/A	06/17/25	USD	9,772	30,741	—	30,741
1-day SOFR minus 0.05%, 4.41%	At Termination	iShares Broad USD High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	06/17/25	USD	4,179	(25,809)	—	(25,809)
1-day SOFR minus 0.95%, 4.41%	Quarterly	iShares iBoxx $ High Yield Corporate Bond ETF	Quarterly	Goldman Sachs International	N/A	06/20/25	USD	2,296	(15,399)	—	(15,399)
									$ 1,047	$ —	$ 1,047
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 54,924,980	$ 1,275,380	$ 56,200,360
Common Stocks
Canada	9,280,289	—	—	9,280,289
China	114,393	19,839,826	—	19,954,219
Denmark	—	14,877,340	—	14,877,340
France	2,846,360	56,047,487	—	58,893,847
Germany	—	1,125,391	—	1,125,391
Italy	—	23,633,967	—	23,633,967
Netherlands	—	19,116,640	—	19,116,640
Norway	634,800	—	—	634,800
Spain	—	7,589,931	—	7,589,931
Sweden	—	—	—	—
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Taiwan	$ 19,830,360	$ —	$ —	$ 19,830,360
United Kingdom	—	46,715,888	157,755	46,873,643
United States	737,545,708	21,781,021	4,070,871	763,397,600
Corporate Bonds
Australia	—	—	7,667,232	7,667,232
Belgium	—	819,629	—	819,629
Canada	—	2,018,081	—	2,018,081
Denmark	—	160,064	—	160,064
Finland	—	108,456	—	108,456
France	562,091	7,237,746	—	7,799,837
Germany	107,269	6,919,778	3,222,607	10,249,654
Greece	—	733,851	—	733,851
Ireland	—	1,725,495	—	1,725,495
Italy	390,493	5,228,181	—	5,618,674
Japan	—	3,370,270	—	3,370,270
Jersey	—	476,135	—	476,135
Luxembourg	—	3,067,458	—	3,067,458
Netherlands	—	3,248,922	—	3,248,922
Portugal	—	217,341	—	217,341
Slovenia	—	113,137	—	113,137
South Africa	—	162,714	—	162,714
Spain	228,372	3,085,660	—	3,314,032
Sweden	—	2,079,332	—	2,079,332
Switzerland	—	221,182	—	221,182
United Kingdom	—	12,678,913	—	12,678,913
United States	—	126,229,199	33,161,164	159,390,363
Fixed Rate Loan Interests	—	32,495	3,802,051	3,834,546
Floating Rate Loan Interests	—	52,508,490	25,889,328	78,397,818
Foreign Agency Obligations	—	11,711,389	—	11,711,389
Investment Companies	38,949,236	—	—	38,949,236
Municipal Bonds	—	2,592,120	—	2,592,120
Non-Agency Mortgage-Backed Securities	—	31,878,837	—	31,878,837
Preferred Securities
Capital Trusts	—	6,327,191	—	6,327,191
Preferred Stocks	—	37,927	33,835,988	33,873,915
U.S. Government Sponsored Agency Securities	—	194,704,843	—	194,704,843
U.S. Treasury Obligations	—	6,934,777	—	6,934,777
Warrants	—	1,453	2,212,734	2,214,187
Short-Term Securities
Money Market Funds	138,933,033	—	—	138,933,033
U.S. Treasury Obligations	—	3,645,301	—	3,645,301
Options Purchased
Credit Contracts	—	1,425	—	1,425
Equity Contracts	4,365,587	20,077	—	4,385,664
Interest Rate Contracts	—	28,536	—	28,536
Liabilities
Investments
TBA Sale Commitments	—	(73,021,505)	—	(73,021,505)
Unfunded Floating Rate Loan Interests(a)	—	(1,100)	(4,376)	(5,476)
	$ 953,787,991	$ 682,956,271	$ 115,290,734	$ 1,752,034,996
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 123,043	$ —	$ 123,043
Equity Contracts	28,795	42,255	—	71,050
Foreign Currency Exchange Contracts	—	3,034,297	—	3,034,297
Interest Rate Contracts	1,920,007	8,285,125	—	10,205,132
Liabilities
Commodity Contracts	(7,051)	—	—	(7,051)
Credit Contracts	—	(98,896)	—	(98,896)
Equity Contracts	(3,866,446)	(387,511)	—	(4,253,957)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Foreign Currency Exchange Contracts	$ —	$ (154,963)	$ —	$ (154,963)
Interest Rate Contracts	(729,940)	(2,305,687)	—	(3,035,627)
	$ (2,654,635)	$ 8,537,663	$ —	$ 5,883,028

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests
Assets
Opening balance, as of December 31, 2024	$ —	$ 4,762,535	$ 41,318,921	$ 4,051,489	$ 24,162,482	$ 38,482,155	$ (6,140)
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	(843,048)	—	(32,056)	(74,041)	(32,830)	—
Accrued discounts/premiums	—	—	40,252	2,251	13,321	—	—
Net realized gain (loss)	—	(18)	—	2,575	(13,440)	—	—
Net change in unrealized appreciation (depreciation)(a)	9,310	(651,917)	(7,842)	33,128	227,935	(4,134,199)	1,764
Purchases	1,266,070	961,074	2,717,467	—	2,285,396	—	—
Sales	—	—	(17,795)	(255,336)	(712,325)	(479,138)	—
Closing balance, as of March 31, 2025	$ 1,275,380	$ 4,228,626	$ 44,051,003	$ 3,802,051	$ 25,889,328	$ 33,835,988	$ (4,376)
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025(a)	$ 9,310	$ (651,917)	$ (7,842)	$ 33,128	$ 227,935	$ (4,495,313)	$ 1,764

	Warrants	Total
Assets
Opening balance, as of December 31, 2024	$ 2,476,096	$ 115,247,538
Transfers into Level 3	—	—
Transfers out of Level 3	—	(981,975)
Accrued discounts/premiums	—	55,824
Net realized gain (loss)	—	(10,883)
Net change in unrealized appreciation (depreciation)(a)	(263,362)	(4,785,183)
Purchases	—	7,230,007
Sales	—	(1,464,594)
Closing balance, as of March 31, 2025	$ 2,212,734	$ 115,290,734
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025(a)	$ (263,312)	$ (5,146,248)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $5,488,514.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$4,228,626	Market	Revenue Multiple	2.61x	—
			EBITDA	14.50x	—
			Gross Profit Multiple	7.75x	—
			Volatility	56%	—
			Discount Rate	15%	—
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Corporate Bonds	$44,051,003	Income	Discount Rate	9%- 16%	12%

Floating Rate Loan Interests	21,671,818	Income	Discount Rate	6%- 15%	11%

Fixed Rate Loan Interests	3,802,051	Income	Discount Rate	8%	—

Preferred Stocks	33,835,988	Market	Revenue Multiple	2.75x - 12.50x	7.81x
			Time to Exit	2.0 - 3.0 years	2.8 years
			Volatility	46% - 90%	67%
			Market Adjustment Multiple	1.00x- 1.00x	1.00x
			Direct Profit Multiple	4.75x	—
			EBITDA	8.50x	—
		Income	Discount Rate	15% - 16%	15%

Warrants	2,212,734	Market	Revenue Multiple	2.75x -12.50x	7.07x
			Volatility	45% - 70%	62%
			Time to Exit	0.3 - 3.0 years	3.0 years
		Income	Discount Rate	15% - 16%	15%

	$109,802,220

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
ADR	American Depositary Receipt
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
Portfolio Abbreviation (continued)
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CR	Custodian Receipt
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FREMF	Freddie Mac Multifamily Securities
MIBOR	Mumbai Interbank Offered Rate
PIK	Payment-in-Kind
RB	Revenue Bonds
S&P	Standard & Poor’s
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SPDR	Standard & Poor’s Depository Receipt
TBA	To-Be-Announced
TIIEFONDEO	MXN Overnight TIIE Funding Rate